Equity - Schedule of Non-controlling Interest in the Subsidiary's Equity and Profit (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of available for sale financial assets [line items]
Equity	$ 94,445	$ 218,082	$ 217,280	$ 238,969
Net income	10,838	(4,477)	(4,996)
Financial instruments at fair value through other comprehensive income	21,703	(1,441)
Available for sale investments			9,966
Exchange differences	73,855	48,610	(78,302)
Defined benefit obligation	(4,432)	(754)	(208)
Deferred Tax	9,496	6,375	(16,201)
Comprehensive income	27,894	3,959	(21,689)
Debt instruments issued	$ 6,408,356	$ 6,010,124	5,950,038
Itau Corredores de Seguros S.A [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	100.00%	100.00%
Helm Corredor de Seguros S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	79.98%	79.98%
Itau Chile Administradora General de Fondos S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	100.00%	100.00%
Non controlling Interest [Member]
Disclosure of available for sale financial assets [line items]
Equity	$ 94,445	$ 218,082	217,280
Net income	10,838	(4,477)	(4,996)
Financial instruments at fair value through other comprehensive income	678	(664)
Financial instruments at fair value through other comprehensive income	952	(827)
Available for sale investments			3,746
Exchange differences	17,368	10,244	(18,437)
Effect hedge Accounting Foreign Investment		(1,195)	(627)
Cash Flow hedges	(411)
Defined benefit obligation	(1,184)	(254)	(70)
Deferred Tax	331	305	(1,305)
Other comprehensive income	17,056	8,436	(16,693)
Comprehensive income	$ 27,894	$ 3,959	$ (21,689)
Non controlling Interest [Member] | Itau Corredores de Seguros Colombia S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	20.20%	20.20%
Equity	$ 478	$ 409
Net income	125	15
Comprehensive income	$ 125	$ 15
Non controlling Interest [Member] | Itau Corpbanca Colombia S.A. y filiales [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	12.90%	33.721%	33.721%
Equity	$ 93,967	$ 217,673	$ 216,883
Net income	10,713	(4,500)	(5,001)
Financial instruments at fair value through other comprehensive income	952	(664)
Available for sale investments			3,746
Exchange differences	17,368	10,244	(18,437)
Effect hedge Accounting Foreign Investment		(1,195)	(627)
Cash Flow hedges	(411)
Defined benefit obligation	(1,184)	(254)	(70)
Deferred Tax	331	305	(1,305)
Other comprehensive income	17,056	8,436	(16,693)
Comprehensive income	27,769	3,936	$ (21,694)
Non controlling Interest [Member] | Itau Corredores de Seguros S.A [member]
Disclosure of available for sale financial assets [line items]
Non-controlling			20.20%
Equity			$ 380
Net income		8	(5)
Comprehensive income		8	(5)
Non controlling Interest [Member] | Itau Corpbanca Corredores de Bolsa Limitada [member]
Disclosure of available for sale financial assets [line items]
Equity			$ 4
Non controlling Interest [Member] | Itau Chile Corredora de Seguros Ltda [member]
Disclosure of available for sale financial assets [line items]
Non-controlling			0.029%
Equity			$ 12
Net income			10
Comprehensive income			$ 10
Non controlling Interest [Member] | Itau Chile Administradora General de Fondos S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling			0.60%
Equity			$ 1
Reserve of gains and losses on financial assets and liabilities measured at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Equity	274
Debt instruments issued	$ 678
Debt instrument losses		827
Equity instrument gains		$ 163